Commitments (Details)	Dec. 31, 2020 USD ($) Demand	May 20, 2020 USD ($)	Dec. 31, 2019 USD ($)
Underwriting Agreement [Abstract]
Deferred fee aggregate value for legal firm and transfer agent	$ 474,508
Outstanding amount	$ 2,365,649		$ 0
Maximum [Member]
Registration Rights [Abstract]
Number of demands eligible security holder can make | Demand	3
Affiliate [Member]
Underwriting Agreement [Abstract]
Outstanding amount	$ 2,365,649
Affiliate [Member] | The Note [Member]
Underwriting Agreement [Abstract]
Monthly deposit into trust account		$ 373,000
Interest rate		1.00%
Affiliate [Member] | The Note [Member] | Maximum [Member]
Underwriting Agreement [Abstract]
Principal amount		$ 2,365,649
Monthly deposit into trust account		1,900,000
Business combination of lender advance		$ 500,000